Note 5 (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments Reporting [Abstract]
Total group assets by operating segment [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segments as of June 30, 2022 and December 31, 2021, is as follows:

Total Group assets by operating segments (Millions of Euros)
	June 2022	December 2021 (*)
Spain	432,012	413,430
Mexico	140,360	118,106
Turkey	64,101	56,245
South America	66,343	56,124
Rest of Business	46,176	40,328
Subtotal assets by operating segments	748,991	684,233
Corporate Center and adjustments	(33,698)	(21,348)
Total assets BBVA Group	715,294	662,885
(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.

Main margins and profit by operating segments [Table Text Block]
The following table sets forth the attributable profit and main margins of the condensed consolidated income statement by operating segment and the Corporate Center for the six months ended June 30, 2022 and 2021:

Main margins and profit by operating segments (Millions of Euros)
	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments (**)
June 2022
Net interest income	8,551	1,763	3,684	1,163	1,849	155	(64)
Gross income	11,509	3,069	4,887	1,342	1,975	384	(147)
Operating profit /(loss) before tax	4,787	1,414	2,502	637	738	162	(667)
Attributable profit (loss)	3,001	808	1,821	62	413	128	(230)
June 2021 (*)
Net interest income	6,955	1,761	2,771	1,036	1,328	141	(82)
Gross income	10,259	3,035	3,604	1,571	1,480	422	146
Operating profit /(loss) before tax	2,889	985	1,593	952	414	205	(1,259)
Attributable profit (loss)	1,911	725	1,119	384	210	159	(687)
(*) In the first quarter of 2022 the Group changed the allocation criteria for certain expenses related to global technology projects between the Corporate Center and the business areas, therefore, to ensure that year-on-year comparisons are homogeneous, the figures corresponding to the financial year 2021 have been revised, which has not affected the consolidated financial information of the Group. Also in the first quarter of 2022, an equity team from the Global Markets unit was transferred from Spain to New York, with the corresponding transfer of the costs associated with this reallocation from Spain to Rest of Business.
(**) Corresponds to the impact gross of taxes for the purchase of Tree Inversiones Inmobiliarias SOCIMI, S.A.U. (Tree) to Merlin Properties SOCIMI, S.A. (see Note 16).